Summary of Significant Accounting Policies - Schedule of Concentration and Risks (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	94.40%			[1]
Concentration risk, amount	$ 26,487			[1]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	42.20%
Concentration risk, amount		[1]	$ 95,744
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	16.50%
Concentration risk, amount		[1]	$ 37,412
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	74.40%			[1]
Concentration risk, amount	$ 8,665,623			[1]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	30.50%
Concentration risk, amount		[1]	$ 5,273,553
Purchase [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	73.30%		23.20%
Concentration risk, amount	$ 8,507,418		$ 3,956,747
Purchase [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	17.40%		16.20%
Concentration risk, amount	$ 2,020,540		$ 2,768,100
Purchase [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	1.40%		16.80%
Concentration risk, amount	$ 161,103		$ 2,859,908
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	69.40%
Concentration risk, amount		[1]	$ 139,692
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	94.30%			[1]
Concentration risk, amount	$ 71,136			[1]
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier E [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	26.00%
Concentration risk, amount		[1]	$ 52,442
Advance to Suppliers [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	73.60%		76.10%
Concentration risk, amount	$ 2,890,265		$ 2,765,346
Advance to Suppliers [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.80%			[1]
Concentration risk, amount	$ 541,043			[1]
Advance to Suppliers [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	23.60%
Concentration risk, amount		[1]	$ 856,960

[1]	Indicates below 10%.